October 8, 2013

Securities and Exchange Commission

Public Filing Desk

100 F Street , N.E.

Washington, D.C. 20549

Re:	Diamond Hill Funds; File Nos. 333-22075 and 811-08061

Ladies and Gentlemen:

On behalf of Diamond Hill Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 40 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add one new series, Diamond Hill Mid Cap Fund, to the Trust.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com     Fax: 614.469.3361     Phone: 614.469.3297